BALANCED FUND
BALANCED FUND
Investment Objective
Long-term capital appreciation and income consistent with reduced risk.
Portfolio Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 47 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees (paid by you directly)
Shareholder Fees - BALANCED FUND - USD ($)	BALANCED FUND CLASS A	BALANCED FUND CLASS C
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.75%	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	none	1.00%
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	$ 10	$ 10
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 180 days of purchase)	2.00%	2.00%
Wire Redemption Fee	$ 25	$ 25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BALANCED FUND	BALANCED FUND CLASS A	BALANCED FUND CLASS C
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	4.16%	4.16%
Total Annual Fund Operating Expenses	5.16%	5.91%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example - BALANCED FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
BALANCED FUND CLASS A	1,061	2,030	2,997	5,400
BALANCED FUND CLASS C	688	1,749	2,889	5,648

You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Expense Example No Redemption - BALANCED FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
BALANCED FUND CLASS A	1,061	2,030	2,997	5,400
BALANCED FUND CLASS C	588	1,749	2,889	5,648

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

The Fund's principal investment strategies are:

•  Investing in a flexible mix of common stocks, dividend-paying stocks, and investment grade fixed income securities. When the economy appears to be growing and strong, the Fund tends to invest a higher proportion of its assets in stocks. When the economy appears to be contracting or weak, the Fund tends to invest a higher proportion in fixed income securities.

•  Usually weighting the portfolio toward stocks, consisting primarily of companies with market capitalizations over $500 million.

•  Investing at least 25% of its assets in fixed income securities and preferred stocks, and investing at least 25% in equity securities.

•  Evaluating economic and market conditions, price trends, and expected returns. The Manager uses a combination of fundamental and technical analysis in selecting which stocks to buy.

•  Focusing on total return by seeking to earn dividends and interest on portfolio securities and seeking to sell securities at a profit.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Mid-cap stocks can perform differently. The market may sometimes value companies by size, rather than financial performance. As a result, when mid-cap investing is out of favor, the Fund's mid-cap holdings may decline in price even though their fundamentals are sound. The stocks of mid-cap companies may also be more volatile than the stocks of larger companies; mid-cap companies may be developing or changing and, therefore, subject to greater business risk and more sensitive to changes in economic conditions.

•  Bond prices are affected by interest rates. Bond prices generally decline when interest rates rise and generally rise when interest rates fall. Rising interest rates, along with the resulting fall in bond prices, would likely negatively affect the Fund's return and could cause an increase in Fund redemptions and general volatility in the bond markets. In addition, any lack of liquidity in the bond markets could increase any existing volatility. Longer-term debt and zero-coupon bonds are more sensitive to interest rate changes than are debt instruments with shorter maturities.

•  Credit risk. The chance a bond issuer will fail to pay principal or interest on time. Changes in the credit rating of an issuer or the market's perception of an issuer's creditworthiness may affect the value of a bond.

•  Prepayment and call risk. Certain bonds may be paid off by the issuer more quickly than anticipated. The Fund would be required to reinvest the proceeds in bonds with lower interest rates available, and would experience a decline in income and lose the opportunity for additional price appreciation. Also, if a bond was purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

•  Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 35 of this prospectus.

Performance

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The table includes performance information for the S&P 500® Index and the Barclays Capital Intermediate Corporate Bond Index which provide bases for comparison of the Fund's equity and fixed income securities, respectively.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

Risk/Return Bar Chart (Class A Shares) (Results do not include the sales charge; if the sales charge were included, results would be lower.)

During the period shown, the highest quarterly return was 15.36% (quarter ended June 30, 2009), and the lowest quarterly return was –15.74% (quarter ended December 31, 2018).
Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Returns - BALANCED FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BALANCED FUND CLASS A	(14.97%)	(6.33%)	2.81%
BALANCED FUND CLASS C	(10.45%)	(5.93%)	2.64%
After Taxes on Distributions | BALANCED FUND CLASS A	(16.54%)	(7.21%)	1.72%
After Taxes on Distributions and Sale of Fund Shares | BALANCED FUND CLASS A	(7.80%)	(4.63%)	2.38%
S&P 500® Index (does not reflect deduction for fees, expenses or taxes)	(4.83%)	8.49%	13.12%
Barclays Capital Intermediate Corporate Bond Index (does not reflect deduction for fees, expenses or taxes)	(0.23%)	2.61%	5.31%

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.